UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

553 Dew Point Avenue

Carlsbad, CA 92011

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCEANSTONE FUND

December 31, 2006

Oceanstone Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

OCEANSTONE FUND
Schedule of Investments
December 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 35.79%

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 8.53%
800	Cutter & Buck, Inc.	$ 8,616

Wholesale-Computers & Peripheral Equipment & Software - 4.52%
1,000	En Pointe Technologies, Inc.	4,570

Retail-Apparel & Accessory Stores - 5.81%
200	Jos A Bank Clothiers, Inc.	5,870

Coating, Engraving & Allied Services - 4.16%
800	North American Galvanizing & Coatings, Inc.	4,200

Telephone & Telegraph Apparatus - 7.83%
600	Qiao Xing Universal Telephone, Inc.	7,914

Oil & Gas Field Exploration Services - 4.94%
600	TGC Industries, Inc.	4,986

TOTAL FOR COMMON STOCKS (Cost $37,284) - 35.79%		36,156

SHORT TERM INVESTMENTS - 64.03%
64,695	Huntington Treasury Money Market IV 4.35%** (Cost $64,695)	64,695

TOTAL INVESTMENTS (Cost $101,979) - 99.82%		100,851

OTHER ASSETS LESS LIABILITIES, NET - 0.18%		181

NET ASSETS - 100.00%		$ 101,032

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2006.
	The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND
Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

Assets:
Investments, at Value (Cost $101,979)	$ 100,851

Receivables:
Dividends and Interest	336
Total Assets	101,187
Liabilities:
Accrued Management Fees	155
Total Liabilities	155
Net Assets	$ 101,032

Net Assets Consist of:
Paid In Capital	$ 102,170
Accumulated Undistributed Net Investment Income	(10)
Net Unrealized Depreciation in Value of Investments
Based on Identified Cost - Net	(1,128)
Net Assets, for 10,217 shares outstanding	$ 101,032

Net Asset Value Per Share	$ 9.89

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND
Statement of Operations
For the period November 9, 2006 (commencement of
investment operations) through December 31, 2006

Investment Income:
Dividends	$ 56
Interest	364
Total Investment Income	420
Expenses:
Advisory fees (Note 3)	260
Total Expenses	260

Net Investment Income	160

Realized and Unrealized Gain (Loss) from Investments:
Realized Gain on Investments	-
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on Investments	(1,128)
Net Realized and Unrealized Loss from Investments	(1,128)

Net Decrease in Net Assets Resulting from Operations	$ (968)

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND
Statement of Changes in Net Assets
For the period November 9, 2006 (commencement of
investment operations) through December 31, 2006

Increase (Decrease) in net assets from operations:
Net investment income	$ 160
Net realized gain from investments	-
Unrealized depreciation on investments	(1,128)
Net increase in net assets resulting from operations	(968)

Distributions to Shareholders	(170)

Capital Share Transactions (Note 5)	170

Total increase	(968)

Net Assets:
Beginning of period	102,000

End of period	$ 101,032

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND
Financial Highlights

For a share of capital stock outstanding throughout each period
	Period
	Ended
	12/31/2006*

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Income **	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)
Total from Investment Operations	(0.09)

Distributions	(0.02)

Net Asset Value, at End of Period	$ 9.89

Total Return ***	(0.93)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 101
Ratio of Expenses to Average Net Assets	1.80%	****
Ratio of Net Investment Income to Average Net Assets	1.11%	****
Portfolio Turnover Rate	0.00%

* For the period November 9, 2006 (commencement of investment operations) through December 31, 2006
** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
**** Annualized

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 (UNAUDITED)

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund’s principal investment strategy is to invest only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ.

 Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interest and management fees. For the period November 9, 2006 (commencement of investment operations) through December 31, 2006 (“the period”), the Adviser earned a fee of $260 from the Fund of which the Fund owed the Adviser $155 as of December 31, 2006.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Trust.  James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at December 31, 2006 was $102,171 representing 10,217 shares outstanding.

Transactions in capital stock were as follows:

	Year Ended 12/31/2006
	Shares	Amount
Shares Sold	10,200	$102,000
Shares issued in reinvestment of distributions	17	170
Shares redeemed	-	-
Net Increase	10,217	$102,170

Note 6. Investment Transactions

For the period ended December 31, 2006, purchases and sales of investment securities other than U.S. Government obligations, short-term investments aggregated $37,284 and $0, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2006 was $101,979.

At December 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$303	($1,431)	$(1,128)

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Value
Unrealized depreciation on investments	(1,128)
$ (1,128)

The Fund paid an income distribution of $0.0167 per share for a total of $170 for the period ended December 31, 2006.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, James J. Wang and Yajun Zheng, in aggregate, own 100% of the Fund.

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad, M.D. 1310 East Ocean Boulevard, #1401 Long Beach, CA 90802 1945	Trustee since 2006	Dr. Prasad is the founder and president of Prasad Growth Fund, a registered investment company, since 1998. Dr. Prasad is also a part-time practicing physician.
Mr. Thomas L. Severance 1653 Magnolia Circle Vista, CA 92081 1952	Trustee since 2006	Mr. Severance is a full-time instructor in the Business Department of MiraCosta College, where he has served since 1986. Mr. Severance is also a practicing business and tax attorney.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 131104 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006

Actively engaged in the management of his own personal accounts in stock markets and is also a state-registered investment adviser, from 2003 to present. From 2001 to 2003, he was a private investor. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Incorporated, the Fund’s investment adviser.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

OCEANSTONE FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2006 (UNAUDITED)

Expense Example

As a shareholder of the Oceanstone Fund, you incur ongoing costs which consist of management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 9, 2006 through December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 9, 2006	December 31, 2006	November 9, 2006 to December 31, 2006

Actual	$1,000.00	$990.67	$2.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.65	$2.62

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the one-half year period).

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

Board of Trustees

James J. Wang

Rajendra Prasad

Thomas L. Severance

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Council

Patricia C. Foster ESQ., PLLC

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: March 6, 2007

*Print the name and title of each signing officer under his or her signature.